Business Acquisition (Tables)	12 Months Ended
Mar. 28, 2026
Business Combination [Abstract]
Summary of Assets Acquired And Liabilities Assumed
The following table presents the fair value of the assets acquired and liabilities assumed from European on July 8, 2025:

Fair Value at Acquisition Date (In thousands)
Assets Acquired and Liabilities assumed
Cash and cash equivalents	$2,731
Accounts receivable and other receivables	545
Inventories	9,035
Prepaid and other current assets	261
Property and equipment	1,887
Operating lease right-of-use assets	8,594
Tradename (1)	677

Identifiable assets acquired	23,730

Accounts payable	3,948
Accrued liabilities	384
Operating lease liabilities	8,594

Liabilities assumed	12,926

Net assets acquired	$10,804

(1)	The fair value of the tradename was determined using the relief-from-royalty method, an income approach valuation methodology. The tradename is being amortized on a straight-line basis over 15 years.